Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Practices. Although we have not adopted a formal policy pertaining to the timing of stock grants to our named executive officers and directors, it is our practice not to time the grant of equity awards in relation to the release of material non-public information. Similarly, the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.